Investment Objectives and Goals	Feb. 23, 2026
Navigator Tactical Fixed Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: NAVIGATOR TACTICAL FIXED INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Navigator Tactical Fixed Income Fund (the “Fund”) investment objective is to seek total return
Objective, Secondary [Text Block]	with a secondary goal of current income.
Navigator Ultra Short Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: NAVIGATOR ULTRA SHORT BOND FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Navigator Ultra Short Bond Fund (the “Fund”) seeks current income consistent with the preservation of capital.
Navigator Tactical Investment Grade Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Navigator Tactical Investment Grade Bond Fund (the “Fund”) seeks total return with a secondary goal of current income.
Navigator Tactical U.S. Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: NAVIGATOR TACTICAL U.S. ALLOCATION FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Navigator Tactical U.S. Allocation Fund (the “Fund”) seeks long-term capital appreciation.